Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 18, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock reserved (in shares)	3,061,555	3,061,555	3,330,198		3,330,198		3,061,555	107,085,760
Percentage of outstanding stock maximum							4.00%
Reverse merger, conversion ratio (in shares)				0.0756		0.0756			0.0756
Options outstanding (in shares)	823,833	823,833	1,384,182		1,384,182		823,833	468,632
Outstanding options, intrinsic value	$ 2,600	$ 2,600	$ 20,000		$ 20,000		$ 2,600
Exercisable options, intrinsic value	2,300	2,300	11,800		11,800		2,300
Share-based compensation arrangement by share-based payment award, options, exercised, intrinsic value	300	300	1,400		$ 1,400		$ 300
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share)					$ 26.52	$ 12.99	$ 12.99	$ 15.37
Share-based payment arrangement, expense			2,474	$ 386	$ 5,833	$ 1,063	$ 1,418	$ 1,252
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 3,200	$ 3,200					3,200
Restricted stock awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense			700		1,500		$ 20	$ 200
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 6,600		$ 6,600
Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock reserved (in shares)	823,833	823,833	1,384,182		1,384,182		823,833	468,632
Share-based payment arrangement, expense			$ 1,800	$ 400	$ 4,300	$ 1,000	$ 1,400	$ 1,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 19,900		$ 19,900
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition					3 years 29 days		2 years 7 months 2 days
2023 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock reserved (in shares)									2,237,722
Share-based compensation arrangement by share-based payment award, shares issued in period	0
2018 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock reserved (in shares)	0	0					0	315,548
Options outstanding (in shares)	609,124	609,124					609,124
2014 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding (in shares)	214,709	214,709					214,709
2023 Employee Stock Purchase Plan | Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock reserved (in shares)	173,223	173,223					173,223
Share-based compensation arrangement by share-based payment award, shares issued in period		0
Share-based compensation arrangement by share-based payment award, maximum contribution amount, percent	15.00%
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent	85.00%